Expenses by nature - Summary of expenses by nature administrative expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Attribution of expenses by nature to their function
Employee benefit expenses	₺ (35,728,385)	₺ (34,785,493)	₺ (26,870,934)
Administrative expenses
Attribution of expenses by nature to their function
Employee benefit expenses	(6,755,945)	(6,536,201)	(4,621,328)
Collection expenses	(545,781)	(395,033)	(243,523)
Consultancy expenses	(529,156)	(428,522)	(389,458)
Service expenses	(368,415)	(349,275)	(297,949)
Travel and entertainment expenses	(263,576)	(226,257)	(157,614)
Maintenance and repair expenses	(109,593)	(137,510)	(135,597)
Utility expenses	(24,874)	(12,498)	(15,129)
Others	(1,350,975)	(972,273)	(620,530)
Operating expense	₺ (9,948,315)	₺ (9,057,569)	₺ (6,481,128)